Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Plans Tables [Abstract]
Summary of Stock Option and RSA Activity

A summary of stock option and RSA activity as of December 31, 2012, and changes during the year is presented below:

	Stock Options		RSAs
(Shares in thousands)	Shares	Weighted-Average Exercise Price	Shares	Weighted- Average Grant Price
Outstanding as of
December 31, 2011	42,457	$41.63	13,996		$33.69
Granted	1,205	$49.23	4,270		$49.80
Exercised/vested	(10,429)	$35.28	(5,782)		$31.53
Forfeited	(280)	$34.55	(684)		$37.84
Expired	(1,092)	$54.05	―	$	―
Outstanding as of
December 31, 2012	31,861	$43.62	11,800		$40.31
Options vested and
expected to vest as of
December 31, 2012	31,792	$43.61	―		―
Options exercisable as of
December 31, 2012	27,309	$44.91	―		―

Weighted-average remaining contractual life and aggregate intrinsic value of the Company's stock options outstanding, exerciseable, and vested and expected to vest

The weighted-average remaining contractual life and the aggregate intrinsic value (the amount by which the fair value of the Company's stock exceeds the exercise price of the option) of the stock options outstanding, exercisable, and vested and expected to vest as of December 31, 2012 are as follows:

	Outstanding	Exercisable	Vested and Expected to Vest
Weighted-average remaining
contractual life (in years)	4.6	4.1	4.6
Aggregate intrinsic value (millions)	$444	$346	$443

Weighted Average Assumptions Used

The fair value of each option is estimated on the date of grant using a Black-Scholes-Merton option-pricing model. The following weighted-average assumptions were used for grants issued in 2012, 2011 and 2010, the majority of which were granted in the beginning of each year:

	2012	2011	2010
Dividend yield	1.5%	1.6%	1.8%
Expected volatility(a)	41%	40%	41%
Risk-free interest rate	1.3%	2.3%	2.8%
Expected life of stock option (in years)(b)	6.3	6.2	6.2
Weighted-average fair value per option	$17.48	$16.21	$14.11

  The expected volatility is based on both weighted historical and implied volatilities of the Company's common stock price.
  In 2012, 2011 and 2010, the expected life of stock options was determined using both historical data and expectations of option exercise behavior.

Summary of Stock Plan Expenses

The components of the Company's total stock-based compensation expense (net of forfeitures) for the years ended December 31 are as follows:

(Millions)	2012	2011	2010
Restricted stock awards(a)	$197	$176	$163
Stock options(a)	29	40	58
Liability-based awards	70	83	64
Performance/market-based
stock options	1	2	2
Total stock-based
compensation expense(b)	$297	$301	$287

  As of December 31, 2012, the total unrecognized compensation cost related to unvested RSAs and options of $237 million and $27 million, respectively, will be recognized ratably over the weighted-average remaining vesting period of 1.6 years and 1.4 years, respectively.
  The total income tax benefit recognized in the Consolidated Statements of Income for stock-based compensation arrangements for the years ended December 31, 2012, 2011 and 2010 was $107 million, $105 million and $100 million, respectively.